Income Taxes (Details 1) - USD ($)	6 Months Ended
	Sep. 30, 2020	Sep. 30, 2019
Income Tax Disclosure [Abstract]
Deductible losses in subsequent years		$ 90,434
Allowance for doubtful account	16,268	15,598
Impairment provision for inventory	7,099	6,807
Total	$ 23,367	$ 112,839